Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Benefit Obligations, Plan Assets, Funded Status and Amounts Recognized

Changes in benefit obligations, plan assets, funded status and amounts recognized on the accompanying balance sheet as of and for the years ended December 31, 2012 and 2011, for our Defined Benefit Plan were as follows (in thousands):

	2012	2011
Change in projected benefit obligation
Benefit obligation at beginning of year	$14,966	$14,391
Interest cost	742	773
Actuarial loss	2,211	274
Benefits paid	(417)	(260)
Foreign exchange impact	838	(212)

Benefit obligation at end of year	$18,340	$14,966

Change in plan assets
Fair value of plan assets at beginning of year	$11,272	$10,855
Actual return on plan assets	1,634	(90)
Employer contribution	916	927
Benefits paid	(417)	(260)
Foreign exchange impact	638	(160)

Fair value of plan assets at end of year	$14,043	$11,272

Funded status	$(4,297)	$(3,694)

Accumulated benefit obligation	$18,340	$14,966

Amounts Recognized in Other Comprehensive Income (Loss)

The following represents the amounts recognized in other comprehensive income (loss) for the year ended December 31, 2012:

Amortization of net loss	(114)
Amortization of prior service cost	(422)
New actuarial gains	1,212
Foreign exchange impact	419

Total	$1,095

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) for the years ending December 31, 2012 and 2011 are as follows:

	2012	2011
Net actuarial loss	$4,098	$2,825
Prior service costs	4,754	4,932

Net amount recognized	$8,852	$7,757

Weighted-Average Actuarial Assumptions

The following table provides the weighted-average actuarial assumptions:

	2012	2011
Assumptions used to determine benefit obligations(1):
Discount rate	4.30%	4.90%
Rate of compensation increase	3.65%	3.75%
Assumptions used to determine net periodic benefit cost(2):
Discount rate	4.90%	5.30%
Expected long-term return on plan assets	5.40%	6.40%
Rate of compensation increase	3.75%	4.15%

(1)	The actuarial assumptions used to compute the unfunded status for the plan are based upon information available as of December 31, 2012 and 2011.

(2)	The actuarial assumptions used to compute the net periodic pension benefit cost are based upon the information available as of the beginning of the presented year.

Net Periodic Benefit Cost

The annual cost of the Defined Benefit Plan is as follows (in thousands):

	2012	2011	2010
Interest cost	$742	$773	$717
Expected return on plan assets	(636)	(731)	(597)
Amortization of net loss	114	32	20
Amortization of prior service cost	422	427	—
Curtailment loss (gain)	—	—	—

Net periodic benefit cost	$642	$501	$140

Fair Values of Pension Plan Assets

The fair values of our pension plan assets at December 31, 2012 and 2011 by asset category are presented in the following table (Level 2 in the fair value hierarchy).

	Plan Assets at December 31,
Asset Category	2012	2011
Equity securities:
U.K. equities	$4,807	$3,805
Overseas equities	2,532	1,993
U.S. equities	2,219	1,789
Debt securities — corporate bonds	4,286	3,450
Other — cash	198	235

Total plan assets	$14,042	$11,272